Consolidated statements of cash flows - CAD ($)	9 Months Ended
	May 31, 2024	May 31, 2023
Operating activities
Net loss	$ (10,407,997)	$ (16,582,939)
Depreciation and amortization	805,147	792,625
Accretion on long-term debt and lease liability	131,870	119,639
Share-based compensation - options and warrants	367,858	1,052,090
Shares issued for services	968,024	590,303
Loss on investment in Limestone [note 5]		2,435,000
Goodwill impairment loss	4,274,000
Transaction costs - Preferred Shares [note 15]	1,535,627
Income tax recovery	(276,154)	(208,985)
Income tax recovered	(417)	(14,040)
Loss on disposal of property and equipment	199,224	88,230
Gain on derivative liabilities	(5,913,484)	(1,613,058)
Gain on lease termination		(50,991)
Gain on deconsolidation of subsidiary [note 25]	(175,589)
Effect of exchange rate fluctuation	58,663	79,761
Operating activities before working capital items	(8,433,228)	(13,312,365)
Net change in non-cash working capital items
Trade and other receivables	68,647	570,821
Inventories	(3,057,142)	(625,732)
Other financial assets	25,019	3,586
Prepaid expenses	(796,169)	1,467,019
Trade and other payables	1,081,235	747,530
Contract liabilities	20,993	(179,276)
Other financial liabilities	(45,149)	(47,293)
Cash used in operating activities	(11,135,794)	(11,375,710)
Investing activities
Proceeds from sale of subsidiary - net of cash in subsidiary [note 25]	993,109
Additions to property and equipment	(465,463)	(834,296)
Additions to intangible assets	(50,653)
Proceeds from the disposal of property and equipment	126,568	401,782
Cash used in investing activities	603,561	(432,514)
Financing activities
Change in credit facility	(155,000)	235,000
Issuance of long-term debt	247,000	258,000
Repayment of long-term debt	(386,711)	(113,242)
Voting Common Shares issued for options exercised		18,711
Issuance of Series A & B Convertible Preferred Shares and Warrants [note 15]	6,545,298
Issuance of Voting Common Shares and Warrants [note 17]	1,781,194	7,654,373
Repayment of lease liabilities	(517,497)	(533,270)
Cash provided by financing activities	7,514,284	7,519,572
Net decrease in cash during the period	(3,017,949)	(4,288,652)
Cash, beginning of period	3,359,257	5,824,716
Cash, end of period	$ 341,308	$ 1,536,064